Angel Oak Mortgage Trust I, LLC ABS-15G

 Exhibit 99.17

Loan Level Tape Compare Upload
Loans in Report	XXX
Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Discrepancy Comments
2026040953	(No Data)	XXX	XXX	XXX	Per note.

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